Income Taxes (Schedule of Income Tax Benefit (Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current, Federal	$ (149)
Current, State	(570)
Current, Total	(719)
Deferred, Federal	2,381
Deferred, State	340
Deferred, Total	2,721
Federal, Total	2,232
State, Total	230
Total	$ 2,002	$ (733)	$ (609)